Note 19 - Income Taxes (Details Textual) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 45,044
Non-capital losses [member]
Statement Line Items [Line Items]
Unused tax losses for which no deferred tax asset recognised	45,044	$ 41,719
Non-capital losses [member] | PERU
Statement Line Items [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 339	131
Capital loss [member]
Statement Line Items [Line Items]
Unused tax losses for which no deferred tax asset recognised		$ 661	$ 661